Offerings	Jun. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	27,058,823
Proposed Maximum Offering Price per Unit	18.00
Maximum Aggregate Offering Price	$ 487,058,814.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 67,262.82
Offering Note	Includes up to 3,529,411 additional shares that the underwriters have the option to purchase to cover over-allotments, if any. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 13,810.00